Insurance and reinsurance contracts	12 Months Ended
Dec. 31, 2024
Insurance and reinsurance contracts
Insurance and reinsurance contracts

C3     Insurance and reinsurance contracts

Portfolios of insurance contracts that are assets and those that are liabilities, and portfolios of reinsurance contracts that are assets and those that are liabilities, are presented separately in the statement of financial position. Any assets or liabilities recognised for cash flows arising before the recognition of the related group of contracts (including any assets for insurance acquisition cash flows) are included in the carrying amount of the related portfolios of contracts.

The amounts recorded in the balance sheet as insurance and reinsurance contract asset and liabilities are set out in the table below (on the left– hand side), broken out into their component parts. Additionally, presented on the right–hand side, are the same amounts but including the Group’s share of the relevant amounts of its joint venture and associates, which are equity accounted for on the statement of financial position and hence all assets and liabilities of those businesses are included in a separate line.

Management believes that the movement in the CSM is a key driver for understanding changes in profitability from period to period and as the Group’s share of the results of the joint ventures and associates are included in the Group’s adjusted operating and total profit, it is relevant to understand the movement in insurance assets and liabilities including those entities too.

Therefore, note C3 comprises:

–

Note C3.1, which sets out the components of assets and liabilities as described above. It also provides adjusted total comprehensive equity, which includes the CSM net of tax and other adjustments, that management believes is a better measure of value than IFRS shareholders’ equity alone as it includes the Group’s future expected profits, based on assumptions at 31 December, on policies that are in-force at the balance sheet date.

–

Note C3.2, which contains the required IFRS 17 disclosures on how certain insurance and reinsurance contract balances have moved during the year, including an analysis of the movement of CSM by transition type. These exclude balances of joint ventures and associate.

–

Note C3.3 includes the disclosures in C3.2 which management believes would be helpful to show on a basis that includes the Group’s share of joint ventures and associates, together with a further breakdown of the movement in insurance and reinsurance contract balances by segment. The difference in most cases between the notes in C3.2 and C3.3 is solely the addition of the amounts of joint ventures and associate and so no explicit reconciliation has been provided to bridge between the two.

C3.1  Group overview

(a)    Analysis of Group insurance and reinsurance contract assets and liabilities

The table below provides an analysis of portfolio of insurance and reinsurance (RI) contract assets and liabilities held on the Group’s statement of financial position.

	Excluding JVs and associates $m						Including JVs and associates $m
	Assets		Liabilities		Net liabilities (assets)		Assets		Liabilities		Net liabilities (assets)
	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI	Insurance	RI
	note (i)	note (i)	note (i)	note (i)	note (ii)		note (i)	note (i)	note (i)	note (i)	note (ii)
As at 31 Dec 2024
Best estimate liabilities (BEL)	4,566	2,624	127,942	423	123,376	(2,201)	4,799	2,783	148,867	461	144,068	(2,322)
Risk adjustment for non-financial risk (RA)	(791)	99	1,655	(44)	2,446	(143)	(803)	128	1,940	(47)	2,743	(175)
Contractual service margin (CSM)	(2,462)	667	17,968	157	20,430	(510)	(2,599)	645	19,862	144	22,461	(501)
Insurance contract balances notes C3.2 C3.3	1,313	3,390	147,565	536	146,252	(2,854)	1,397	3,556	170,669	558	169,272	(2,998)
Assets for insurance acquisition cash flows	32	–	1	–	(31)	–	32	–	1	–	(31)	–
Insurance and reinsurance contract (assets) liabilities	1,345	3,390	147,566	536	146,221	(2,854)	1,429	3,556	170,670	558	169,241	(2,998)

As at 31 Dec 2023
Best estimate liabilities (BEL)	3,952	1,175	120,115	1,182	116,163	7	3,998	1,315	139,673	1,222	135,675	(93)
Risk adjustment for non-financial risk (RA)	(631)	(84)	1,713	(21)	2,344	63	(630)	(67)	1,969	(24)	2,599	43
Contractual service margin (CSM)	(2,173)	1,335	18,011	(10)	20,184	(1,345)	(2,176)	1,321	20,176	(19)	22,352	(1,340)
Insurance contract balances notes C3.2 C3.3	1,148	2,426	139,839	1,151	138,691	(1,275)	1,192	2,569	161,818	1,179	160,626	(1,390)
Assets for insurance acquisition cash flows	32	–	1	–	(31)	–	32	–	1	–	(31)	–
Insurance and reinsurance contract (assets) liabilities	1,180	2,426	139,840	1,151	138,660	(1,275)	1,224	2,569	161,819	1,179	160,595	(1,390)

Notes

(i)

The Group’s investments in joint ventures and associates are accounted for using the equity method. The Group’s share of insurance and reinsurance contract liabilities and assets as shown above relate to the life business of Mainland China, India and Takaful business in Malaysia.

(ii)

At 31 December 2024 and 2023, the Group’s exposure to credit risk arising from insurance contracts issued is not material to the Group as premiums receivable from an individual party (policyholders and intermediaries) is not material to the Group.

(b)    Adjusted total comprehensive equity

		Group’s share
	Excluding	related to	Including
	JVs and	JVs and	JVs and
	associates	associates	associates
	$m	$m	$m
As at 31 Dec 2024
Shareholders’ equity	15,080	2,412	17,492
CSM, net of reinsurance	19,920	2,040	21,960
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	789	–	789
Remove: CSM, net of reinsurance, attributable to non-controlling interests note D2	(977)	–	(977)
Shareholders’ CSM, net of reinsurance	19,732	2,040	21,772
Less: Related tax adjustments	(2,134)	(470)	(2,604)
Adjusted total comprehensive equity	32,678	3,982	36,660

As at 31 Dec 2023
Shareholders’ equity	15,883	1,940	17,823
CSM, net of reinsurance	18,839	2,173	21,012
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	1,367	–	1,367
Shareholders’ CSM, net of reinsurance	20,206	2,173	22,379
Less: Related tax adjustments	(2,347)	(509)	(2,856)
Adjusted total comprehensive equity	33,742	3,604	37,346

C3.2  Analysis of movements in insurance and reinsurance contract balances (excluding JVs and associates)

(a)    Analysis of movements in insurance and reinsurance contract balances by measurement component

An analysis of movements in insurance and reinsurance contract balances by measurement component and excluding the Group’s share of insurance and reinsurance contract liabilities and assets relate to the life JVs and associates is set out below:

	Excluding JVs and associates
	2024 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,952)	631	2,173	(1,148)	(1,175)	84	(1,335)	(2,426)
Opening liabilities	120,115	1,713	18,011	139,839	1,182	(21)	(10)	1,151
Net (assets) liabilities at 1 Jan	116,163	2,344	20,184	138,691	7	63	(1,345)	(1,275)
Changes that relate to future service
Changes in estimates that adjust the CSM	(178)	25	153	–	(475)	(216)	691	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	100	24	–	124	49	–	–	49
New contracts in the year	(2,709)	315	2,401	7	(10)	(5)	14	(1)
	(2,787)	364	2,554	131	(436)	(221)	705	48
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,286)	(2,286)	–	–	159	159
Release of risk adjustment to profit or loss	–	(257)	–	(257)	–	16	–	16
Experience adjustments	(153)	–	–	(153)	112	–	–	112
	(153)	(257)	(2,286)	(2,696)	112	16	159	287
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(34)	4	–	(30)	(33)	–	–	(33)
Insurance service result	(2,974)	111	268	(2,595)	(357)	(205)	864	302

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(24)	49	270	295	(73)	(6)	(30)	(109)
Other net finance (income) expense	3,849	3	7	3,859	435	5	7	447
	3,825	52	277	4,154	362	(1)	(23)	338
Total amount recognised in income statement note (iv)	851	163	545	1,559	5	(206)	841	640
Effect of movements in exchange rates	(1,423)	(41)	(299)	(1,763)	15	–	(6)	9
Total amount recognised in comprehensive income	(572)	122	246	(204)	20	(206)	835	649

Cash flows
Premiums received net of ceding commissions paid	24,283	–	–	24,283	(2,837)	–	–	(2,837)
Insurance acquisition cash flows	(4,798)	–	–	(4,798)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(11,427)	–	–	(11,427)	612	–	–	612
Total cash flows	8,058	–	–	8,058	(2,225)	–	–	(2,225)
Other changes note (iii)	(273)	(20)	–	(293)	(3)	–	–	(3)
Closing assets	(4,566)	791	2,462	(1,313)	(2,624)	(99)	(667)	(3,390)
Closing liabilities	127,942	1,655	17,968	147,565	423	(44)	157	536
Net (assets) liabilities at 31 Dec	123,376	2,446	20,430	146,252	(2,201)	(143)	(510)	(2,854)

	Excluding JVs and associates
	2023 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,540)	505	1,929	(1,106)	(508)	39	(1,387)	(1,856)
Opening liabilities	107,582	1,418	17,239	126,239	1,162	(44)	57	1,175
Net (assets) liabilities at 1 Jan	104,042	1,923	19,168	125,133	654	(5)	(1,330)	(681)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,181)	343	838	–	57	43	(100)	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	196	(6)	–	190	(98)	–	–	(98)
New contracts in the year	(2,461)	295	2,173	7	75	(5)	(70)	—
	(3,446)	632	3,011	197	34	38	(170)	(98)
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,193)	(2,193)	–	–	203	203
Release of risk adjustment to profit or loss	–	(228)	–	(228)	–	24	—	24
Experience adjustments	(176)	–	–	(176)	45	–	–	45
	(176)	(228)	(2,193)	(2,597)	45	24	203	272
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	144	(2)	–	142	(3)	–	–	(3)
Insurance service result	(3,478)	402	818	(2,258)	76	62	33	171

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(43)	47	229	233	6	(2)	(49)	(45)
Other net finance (income) expense	8,650	(32)	(12)	8,606	(156)	10	–	(146)
	8,607	15	217	8,839	(150)	8	(49)	(191)
Total amount recognised in income statement	5,129	417	1,035	6,581	(74)	70	(16)	(20)
Effect of movements in exchange rates	225	4	(19)	210	1	(2)	1	–
Total amount recognised in comprehensive income	5,354	421	1,016	6,791	(73)	68	(15)	(20)

Cash flows
Premiums received net of ceding commissions paid	22,294	–	–	22,294	(1,032)	–	–	(1,032)
Insurance acquisition cash flows	(4,270)	–	–	(4,270)	–	–	–	—
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(11,082)	–	–	(11,082)	458	–	–	458
Total cash flows	6,942	–	–	6,942	(574)	–	–	(574)

Other changes note (iii)	(175)	–	–	(175)	–	–	–	–

Closing assets	(3,952)	631	2,173	(1,148)	(1,175)	84	(1,335)	(2,426)
Closing liabilities	120,115	1,713	18,011	139,839	1,182	(21)	(10)	1,151
Net (assets) liabilities at 31 Dec	116,163	2,344	20,184	138,691	7	63	(1,345)	(1,275)

Notes

(i)	Accretion of interest includes interest on policy loans.
(ii)	Including investment component.
(iii)

Other changes include movements in insurance contract liabilities arising from adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances as well as the net insurance and reinsurance liabilities at 31 December 2024 of businesses classified as held for sale. Comparative results are as published and include the results of these businesses.

(iv)

The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong effective from 1 January 2024, which has had a minor effect on the income statement.

(b)    CSM transition approach

The table below provides an analysis of CSM by transition approach excluding JVs and associates:

	Insurance contracts (excluding JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	829	3,674	15,681	20,184	822	3,635	14,711	19,168
Changes that relate to future service
Changes in estimates that adjust the CSM	(11)	162	2	153	143	462	233	838
New contracts in the year	–	–	2,401	2,401	–	–	2,173	2,173
	(11)	162	2,403	2,554	143	462	2,406	3,011
Changes that relate to current service
Release of CSM to profit or loss	(114)	(418)	(1,754)	(2,286)	(135)	(434)	(1,624)	(2,193)
	(125)	(256)	649	268	8	28	782	818
Net finance (income) expenses from insurance contracts	35	(60)	302	277	24	3	190	217
Effect of movements in exchange rates	8	(87)	(220)	(299)	(25)	8	(2)	(19)
Balance at 31 Dec	747	3,271	16,412	20,430	829	3,674	15,681	20,184

*

Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

	Reinsurance contracts (excluding JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	–	(45)	(1,300)	(1,345)	–	(34)	(1,296)	(1,330)
Changes that relate to future service
Changes in estimates that adjust the CSM	–	13	678	691	–	(19)	(81)	(100)
New contracts in the year	–	–	14	14	–	–	(70)	(70)
	–	13	692	705	–	(19)	(151)	(170)
Changes that relate to current service
Release of CSM to profit or loss	–	5	154	159	–	8	195	203
	–	18	846	864	–	(11)	44	33
Net finance (income) expenses from reinsurance contracts	–	(1)	(22)	(23)	–	(1)	(48)	(49)
Effect of movements in exchange rates	–	1	(7)	(6)	–	1	–	1
Balance at 31 Dec	–	(27)	(483)	(510)	–	(45)	(1,300)	(1,345)

*

Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

(c)    Analysis of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims (excluding JVs and associates)

An analysis of movements in insurance and reinsurance contract balances by remaining coverage and incurred claims and excluding JVs and associates is set out below:

	Excluding JVs and associates
	2024 $m
	Insurance				Reinsurance
	Liabilities for remaining				Liabilities for remaining
	coverage				coverage
	Excluding		Liabilities		Excluding	Loss-	Liabilities
	loss	Loss	for incurred		loss-	recovery	for incurred
	component	component	claims	Total	recovery	component	claims	Total
		note (i)			component	note (i)
Opening assets	(1,285)	20	117	(1,148)	(2,023)	(119)	(284)	(2,426)
Opening liabilities	137,019	805	2,015	139,839	1,200	(15)	(34)	1,151
Net (assets) liabilities at 1 Jan	135,734	825	2,132	138,691	(823)	(134)	(318)	(1,275)

Insurance revenue
Contracts measured under the modified retrospective approach	(415)	–	–	(415)
Contracts measured under the fair value approach	(1,176)	–	–	(1,176)
Other contracts note (ii)	(8,767)	–	–	(8,767)
	(10,358)	–	–	(10,358)
Insurance service expense	–	–	–	–
Incurred claims and other directly attributable expenses	–	(46)	4,551	4,505
Amortisation of insurance acquisition cash flows	3,157	–	–	3,157
Losses or reversal of losses on onerous contracts	–	131	–	131
Adjustments to liability for incurred claims	–	–	(30)	(30)
	3,157	85	4,521	7,763
Net (income) expense from reinsurance contracts held	–	–	–	–	832	48	(578)	302
Insurance service result	(7,201)	85	4,521	(2,595)	832	48	(578)	302

Investment components and premium refunds	(7,008)	–	7,008	–	240	–	(240)	–
Net finance (income) expenses from insurance and reinsurance contracts	4,007	47	100	4,154	338	–	–	338
Total amount recognised in income statement note (v)	(10,202)	132	11,629	1,559	1,410	48	(818)	640
Effect of movement in exchange rates	(1,695)	(18)	(50)	(1,763)	12	1	(4)	9
Total amount recognised in comprehensive income	(11,897)	114	11,579	(204)	1,422	49	(822)	649

Cash flows
Premiums received net of ceding commissions paid	24,283	–	–	24,283	(2,837)	–	–	(2,837)
Insurance acquisition cash flows	(4,798)	–	–	(4,798)	-	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (iii)	–	–	(11,427)	(11,427)	-	–	612	612
Total cash flows	19,485	–	(11,427)	8,058	(2,837)	–	612	(2,225)

Other changes note (iv)	(241)	(20)	(32)	(293)	(4)	–	1	(3)

Closing assets	(1,480)	38	129	(1,313)	(2,783)	(66)	(541)	(3,390)
Closing liabilities	144,561	881	2,123	147,565	542	(20)	14	536
Net (assets) liabilities at 31 Dec	143,081	919	2,252	146,252	(2,241)	(86)	(527)	(2,854)

	Excluding JVs and associates
	2023 $m
	Insurance				Reinsurance
	Liabilities for remaining				Liabilities for remaining
	coverage				coverage
	Excluding		Liabilities		Excluding	Loss-	Liabilities
	loss	Loss	for incurred		loss-	recovery	for incurred
	component	component	claims	Total	recovery	component	claims	Total
		note (i)			component	note (i)
Opening assets	(1,200)	14	80	(1,106)	(1,460)	(29)	(367)	(1,856)
Opening liabilities	123,855	622	1,762	126,239	1,220	(6)	(39)	1,175
Net (assets) liabilities at 1 Jan	122,655	636	1,842	125,133	(240)	(35)	(406)	(681)

Insurance revenue
Contracts measured under the modified retrospective approach	(247)	–	–	(247)
Contracts measured under the fair value approach	(733)	–	–	(733)
Other contracts note (ii)	(8,391)	–	–	(8,391)
	(9,371)	–	–	(9,371)
Insurance service expense
Incurred claims and other directly attributable expenses	–	(42)	4,071	4,029
Amortisation of insurance acquisition cash flows	2,745	–	–	2,745
Losses or reversal of losses on onerous contracts	–	197	–	197
Adjustments to liability for incurred claims	–	–	142	142
	2,745	155	4,213	7,113
Net (income) expense from reinsurance contracts held					640	(98)	(371)	171
Insurance service result	(6,626)	155	4,213	(2,258)	640	(98)	(371)	171

Investment components and premium refunds	(7,095)	–	7,095	–	(1)	–	1	–
Net finance (income) expenses from insurance and reinsurance contracts	8,792	15	32	8,839	(191)	–	–	(191)
Total amount recognised in income statement	(4,929)	170	11,340	6,581	448	(98)	(370)	(20)
Effect of movement in exchange rates	220	(4)	(6)	210	(1)	–	1	–
Total amount recognised in comprehensive income	(4,709)	166	11,334	6,791	447	(98)	(369)	(20)

Cash flows
Premiums received net of ceding commissions paid	22,294	–	–	22,294	(1,032)	–	–	(1,032)
Insurance acquisition cash flows	(4,270)	–	–	(4,270)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (iii)	–	–	(11,082)	(11,082)	–	–	458	458
Total cash flows	18,024	–	(11,082)	6,942	(1,032)	–	458	(574)

Other changes note (iv)	(236)	23	38	(175)	2	(1)	(1)	–

Closing assets	(1,285)	20	117	(1,148)	(2,023)	(119)	(284)	(2,426)
Closing liabilities	137,019	805	2,015	139,839	1,200	(15)	(34)	1,151
Net (assets) liabilities at 31 Dec	135,734	825	2,132	138,691	(823)	(134)	(318)	(1,275)

Notes

(i)

The Group establishes a loss component of the liability for remaining coverage for onerous groups of insurance contracts. The loss component determines the amounts of fulfilment cash flows that are subsequently presented in profit or loss as reversals of losses on onerous contracts and are excluded from insurance revenue when they occur.

(ii)

Other contracts represent groups of insurance and reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022 and groups of contracts recognised on or after the transition date.

(iii)	Including investment component.

(iv)

Other changes include adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances as well as the net insurance and reinsurance liabilities at 31 December 2024 of businesses classified as held for sale. Comparative results are as published and include the results of these businesses.

(v)

The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong effective from 1 January 2024, which has had a minor effect on the income statement.

(d)    Effect of insurance and reinsurance contracts initially recognised in the year

The following tables summarise the effect on the measurement components arising from the initial recognition of insurance and reinsurance contracts in the year, excluding the effect from the Group’s share of the amounts relating to life JVs and associates.

(i)   Insurance contracts

	Excluding JVs and associates
	2024 $m			2023 $m
	Profitable	Onerous		Profitable	Onerous
	contracts	contracts		contracts	contracts
	issued	issued	Total	issued	issued	Total
Estimate of present value of expected future cash outflows:
Insurance acquisition cash flows	4,493	95	4,588	4,365	101	4,466
Claims and other directly attributable expenses	19,655	592	20,247	17,125	348	17,473
	24,148	687	24,835	21,490	449	21,939
Estimate of present value of expected future cash inflows	(26,861)	(683)	(27,544)	(23,916)	(484)	(24,400)
Risk adjustment for non-financial risk	312	3	315	253	42	295
CSM	2,401	–	2,401	2,173	–	2,173
Loss recognised on initial recognition	–	7	7	–	7	7

(ii)   Reinsurance contracts

	Excluding JVs and associates
	2024 $m			2023 $m
	Contracts	Contracts		Contracts	Contracts
	initiated without	initiated with		initiated without	initiated with
	loss-recovery	loss-recovery		loss-recovery	loss-recovery
	component	component	Total	component	component	Total
Estimate of present value of expected future cash outflows	2,329	–	2,329	1,022	(1)	1,021
Estimate of present value of expected future cash inflows	(2,338)	(1)	(2,339)	(946)	–	(946)
Risk adjustment for non-financial risk	(5)	–	(5)	(5)	–	(5)
CSM	14	–	14	(71)	1	(70)
Profit recognised on initial recognition	–	(1)	(1)	–	–	–

C3.3  Analysis of movements in insurance and reinsurance contract balances (including JVs and associates)

(a)	Analysis of movements in insurance and reinsurance contract balances by measurement component

An analysis of movements in insurance and reinsurance contract balances by measurement component, excluding assets for insurance acquisition cash flows, and including the Group’s share of insurance and reinsurance contract assets and liabilities related to the life JVs and associate is set out below:

	Including JVs and associates
	2024 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,998)	630	2,176	(1,192)	(1,315)	67	(1,321)	(2,569)
Opening liabilities	139,673	1,969	20,176	161,818	1,222	(24)	(19)	1,179
Net (assets) liabilities at 1 Jan	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)
Changes that relate to future service
Changes in estimates that adjust the CSM	(57)	31	26	–	(473)	(225)	698	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	128	29	–	157	43	–	–	43
New contracts in the year	(2,894)	349	2,585	40	(4)	(8)	11	(1)
	(2,823)	409	2,611	197	(434)	(233)	709	42
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,511)	(2,511)	–	–	159	159
Release of risk adjustment to profit or loss	–	(287)	–	(287)	–	19	–	19
Experience adjustments	(114)	–	–	(114)	116	–	–	116
	(114)	(287)	(2,511)	(2,912)	116	19	159	294
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	(73)	2	–	(71)	(30)	–	–	(30)
Insurance service result	(3,010)	124	100	(2,786)	(348)	(214)	868	306

Net finance (income) expense
Accretion of interest on GMM contracts note (i)	243	56	350	649	(80)	(7)	(29)	(116)
Other net finance (income) expense	5,367	28	7	5,402	432	3	8	443
	5,610	84	357	6,051	352	(4)	(21)	327
Total amount recognised in income statement note (iv)	2,600	208	457	3,265	4	(218)	847	633
Effect of movements in exchange rates	(2,003)	(44)	(348)	(2,395)	18	–	(8)	10
Total amount recognised in comprehensive income	597	164	109	870	22	(218)	839	643

Cash flows
Premiums received net of ceding commissions paid	27,990	–	–	27,990	(2,931)	–	–	(2,931)
Insurance acquisition cash flows	(5,226)	–	–	(5,226)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(14,694)	–	–	(14,694)	683	–	–	683
Total cash flows	8,070	–	–	8,070	(2,248)	–	–	(2,248)

Other changes note (iii)	(274)	(20)	–	(294)	(3)	–	–	(3)

Closing assets	(4,799)	803	2,599	(1,397)	(2,783)	(128)	(645)	(3,556)
Closing liabilities	148,867	1,940	19,862	170,669	461	(47)	144	558
Net (assets) liabilities at 31 Dec	144,068	2,743	22,461	169,272	(2,322)	(175)	(501)	(2,998)

	Including JVs and associates
	2023 $m
	Insurance				Reinsurance
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
			note (b)				note (b)
Opening assets	(3,562)	502	1,921	(1,139)	(652)	21	(1,369)	(2,000)
Opening liabilities	124,297	1,662	19,383	145,342	1,193	(47)	54	1,200
Net (assets) liabilities at 1 Jan	120,735	2,164	21,304	144,203	541	(26)	(1,315)	(800)
Changes that relate to future service
Changes in estimates that adjust the CSM	(1,142)	341	801	–	62	43	(105)	–
Changes in estimates that result in losses or reversal of losses on onerous contracts	224	(8)	–	216	(93)	–	–	(93)
New contracts in the year	(2,687)	317	2,429	59	86	(6)	(81)	(1)
	(3,605)	650	3,230	275	55	37	(186)	(94)
Changes that relate to current service
Release of CSM to profit or loss	–	–	(2,414)	(2,414)	–	–	206	206
Release of risk adjustment to profit or loss	–	(242)	–	(242)	–	27	–	27
Experience adjustments	(170)	–	–	(170)	50	–	–	50
	(170)	(242)	(2,414)	(2,826)	50	27	206	283
Changes that relate to past service
Adjustments to assets and liabilities for incurred claims	130	(3)	–	127	–	–	–	–
Insurance service result	(3,645)	405	816	(2,424)	105	64	20	189

Net finance (income) expense
Accretion of interest on GMM contracts note(i)	158	52	307	517	(3)	(3)	(47)	(53)
Other net finance (income) expense	10,379	(20)	(12)	10,347	(155)	9	–	(146)
	10,537	32	295	10,864	(158)	6	(47)	(199)
Total amount recognised in income statement	6,892	437	1,111	8,440	(53)	70	(27)	(10)
Effect of movements in exchange rates	(49)	(2)	(63)	(114)	2	(1)	2	3
Total amount recognised in comprehensive income	6,843	435	1,048	8,326	(51)	69	(25)	(7)

Cash flows
Premiums received net of ceding commissions paid	26,224	–	–	26,224	(1,137)	–	–	(1,137)
Insurance acquisition cash flows	(4,802)	–	–	(4,802)	–	–	–	–
Claims and other insurance service expenses net of recoveries from reinsurance received note (ii)	(13,144)	–	–	(13,144)	554	–	–	554
Total cash flows	8,278	–	–	8,278	(583)	–	–	(583)

Other changes note(iii)	(181)	–	–	(181)	–	–	–	–

Closing assets	(3,998)	630	2,176	(1,192)	(1,315)	67	(1,321)	(2,569)
Closing liabilities	139,673	1,969	20,176	161,818	1,222	(24)	(19)	1,179
Net (assets) liabilities at 31 Dec	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)

Notes

(i)	Accretion of interest includes interest on policy loans.
(ii)	Including investment component.
(iii)

Other changes include movements in insurance contract liabilities arising from adjustments to remove the incurred non-cash expenses (such as depreciation and amortisation) from insurance contract asset and liability balances as well as the net insurance and reinsurance liabilities at 31 December 2024 of businesses classified as held for sale. Comparative results are as published and include the results of this business.

(iv)

The Group does not utilise the risk mitigation option in its IFRS 17 VFA liability accounting except in connection with a short-term premium prepayment option available on certain participating products in Hong Kong effective from 1 January 2024, which has had a minor effect on the income statement.

(b)	Analysis of CSM by transition approach including JVs and associates

	Insurance contracts (including JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	1,922	4,143	16,287	22,352	2,033	4,102	15,169	21,304
Changes that relate to future service
Changes in estimates that adjust the CSM	(81)	131	(24)	26	117	496	188	801
New contracts in the year	–	–	2,585	2,585	–	–	2,429	2,429
	(81)	131	2,561	2,611	117	496	2,617	3,230
Changes that relate to current service
Release of CSM to profit or loss	(209)	(442)	(1,860)	(2,511)	(247)	(458)	(1,709)	(2,414)
	(290)	(311)	701	100	(130)	38	908	816
Net finance (income) expenses from insurance contracts	73	(53)	337	357	66	9	220	295
Effect of movements in exchange rates	(22)	(89)	(237)	(348)	(47)	(6)	(10)	(63)
Balance at 31 Dec	1,683	3,690	17,088	22,461	1,922	4,143	16,287	22,352

*

Other contracts represent groups of insurance contracts measured under the full retrospective approach at the transition date, 1 January 2022, and groups of contracts recognised on or after the transition date.

The majority of the CSM on transition on insurance contracts under MRA arises from the Mainland China joint venture, while the majority of the CSM on transition under FVA arises from the Hong Kong and Singapore businesses.

The transition approach adopted by the Group’s main business segments for the different cohorts of their insurance contracts is summarised in the table below. The overlap between approaches reflects the fact that the approaches used vary by insurance contract portfolio and year of issue (cohort).

	FRA	MRA	FVA
	Cohort	Cohort	Cohort
Mainland China	n/a	2016 – 2021	Pre-2016
Hong Kong	2010 – 2021	n/a	Pre-2010
Singapore	2009 – 2021	n/a	Pre-2009
Pre-1999
(Unit-linked)
Pre-2009
	2010 – 2021		(Non-
	(Unit-linked)		participating)
	2010-2021	2000 – 2009	Pre-2021
Malaysia	(Non-participating)	(Unit-linked)	(Other)
Indonesia note(i)	2010 – 2021	2007 – 2009	Pre-2007
Growth markets and other	See note (ii)	See note (ii)	See note (ii)

Notes

(i)	The cohorts shown are in respect of Indonesia’s unit-linked portfolios.
(ii)	CSM on transition for Growth markets primarily arises from Vietnam, Taiwan and the Philippines. Vietnam has applied the FRA for cohorts from 2013 – 2021 (all businesses), MRA for cohorts from 2008 – 2012 (Participating only) and FVA for cohorts prior to 2008 (Participating) and prior to 2013 (Non - participating). Taiwan and the Philippines have applied the FRA for cohorts from 2010 – 2021 and FVA for all cohorts prior to 2010.

	Reinsurance contracts (including JVs and associates)
	2024 $m				2023 $m
	Contracts	Contracts	Other		Contracts	Contracts	Other
	under MRA	under FVA	contracts*	Total CSM	under MRA	under FVA	contracts*	Total CSM
Balance at 1 Jan	–	(63)	(1,277)	(1,340)	–	(55)	(1,260)	(1,315)
Changes that relate to future service
Changes in estimates that adjust the CSM	–	8	690	698	–	(17)	(88)	(105)
New contracts in the year	–	–	11	11	–	—	(81)	(81)
	–	8	701	709	–	(17)	(169)	(186)
Changes that relate to current service
Release of CSM to profit or loss	–	7	152	159	–	10	196	206
	–	15	853	868	–	(7)	27	20
Net finance (income) expenses from reinsurance contracts	–	(2)	(19)	(21)	–	(2)	(45)	(47)
Effect of movements in exchange rates	–	1	(9)	(8)	–	1	1	2
Balance at 31 Dec	–	(49)	(452)	(501)	–	(63)	(1,277)	(1,340)

*.

Other contracts represent groups of reinsurance contracts measured under the full retrospective approach at the transition date, 1 January 2022, and groups of contracts recognised on or after the transition date.

The CSM on transition on reinsurance contracts held primarily arises from the Hong Kong segment, which has predominantly applied the FRA to transition reinsurance cohorts from 2010 – 2021 and the FVA for reinsurance cohorts prior to 2010.

(c)    Additional analysis of insurance and reinsurance contract balances by segment

The table below provides an analysis of portfolio of insurance and reinsurance contract balances, excluding assets for insurance acquisition cash flows, by segment. The balances presented include Group’s share of insurance contract balances relating to the life business of Mainland China, India and Takaful business in Malaysia, which are accounted for on an equity method in the Consolidated statement of financial position.

	Insurance $m				Reinsurance $m
	BEL	RA	CSM	Total	BEL	RA	CSM	Total
As at 31 Dec 2024
Mainland China	14,033	168	1,484	15,685	3	(3)	(22)	(22)
Hong Kong	63,056	698	8,840	72,594	(1,220)	(84)	(738)	(2,042)
Indonesia	1,839	189	622	2,650	11	(8)	12	15
Malaysia	7,032	418	2,135	9,585	15	(12)	14	17
Singapore	34,235	815	5,160	40,210	(1,169)	(15)	267	(917)
Growth markets and other	23,873	455	4,220	28,548	38	(53)	(34)	(49)
Total insurance segments	144,068	2,743	22,461	169,272	(2,322)	(175)	(501)	(2,998)

As at 31 Dec 2023
Mainland China	13,029	152	1,652	14,833	4	(3)	(22)	(21)
Hong Kong	60,761	776	8,536	70,073	(44)	84	(1,429)	(1,389)
Indonesia	2,197	206	739	3,142	22	(7)	(6)	9
Malaysia	5,910	357	2,127	8,394	26	(7)	6	25
Singapore	31,770	687	4,962	37,419	(146)	3	149	6
Growth markets and other	22,008	421	4,336	26,765	45	(27)	(38)	(20)
Total insurance segments	135,675	2,599	22,352	160,626	(93)	43	(1,340)	(1,390)

Summarised movement analysis of insurance and reinsurance contract balances by segment

	Insurance $m
						Growth	Total
	Mainland					markets and	insurance
	China	Hong Kong	Indonesia	Malaysia	Singapore	other	segments
Net (assets) liabilities at 1 Jan 2023	12,837	62,686	3,277	8,027	33,903	23,473	144,203
Insurance service result	(98)	(755)	(146)	(254)	(598)	(573)	(2,424)
Net finance (income) expenses from insurance contracts
Accretion of interest on GMM contracts	227	(1)	43	100	6	142	517
Other net finance expense	692	3,646	145	498	2,657	2,709	10,347
	919	3,645	188	598	2,663	2,851	10,864
Total amount recognised in income statement	821	2,890	42	344	2,065	2,278	8,440

Effect of movements in exchange rates	(259)	(11)	46	(336)	621	(175)	(114)
Total amount recognised in comprehensive income	562	2,879	88	8	2,686	2,103	8,326
Total cash flows	1,434	4,509	(186)	364	884	1,273	8,278
Other changes	–	(1)	(37)	(5)	(54)	(84)	(181)
Net (assets) liabilities at 31 Dec 2023 / 1 Jan 2024	14,833	70,073	3,142	8,394	37,419	26,765	160,626
Insurance service result	(104)	(971)	(213)	(290)	(683)	(525)	(2,786)
Net finance (income) expenses from insurance contracts
Accretion of interest on GMM contracts	286	2	48	94	7	212	649
Other net finance (income) expense	811	(1,792)	54	857	3,672	1,800	5,402
	1,097	(1,790)	102	951	3,679	2,012	6,051
Total amount recognised in income statement	993	(2,761)	(111)	661	2,996	1,487	3,265
Effect of movements in exchange rates	(439)	376	(134)	252	(1,321)	(1,129)	(2,395)
Total amount recognised in comprehensive income	554	(2,385)	(245)	913	1,675	358	870
Total cash flows	298	4,907	(245)	279	1,170	1,661	8,070
Other changes	–	(1)	(2)	(1)	(54)	(236)	(294)
Net (assets) liabilities at 31 Dec 2024	15,685	72,594	2,650	9,585	40,210	28,548	169,272

	Reinsurance $m
						Growth	Total
	Mainland					markets and	insurance
	China	Hong Kong	Indonesia	Malaysia	Singapore	other	segments
Net (assets) liabilities at 1 Jan 2023	(22)	(923)	5	22	178	(60)	(800)
Insurance service result	8	135	2	9	17	18	189
Net finance (income) expenses from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(38)	–	1	(8)	(7)	(53)
Other net finance (income) expense	–	(154)	(6)	–	1	13	(146)
	(1)	(192)	(6)	1	(7)	6	(199)
Total amount recognised in income statement	7	(57)	(4)	10	10	24	(10)

Effect of movements in exchange rates	3	(2)	(1)	(1)	(1)	5	3
Total amount recognised in comprehensive income	10	(59)	(5)	9	9	29	(7)
Total cash flows	(9)	(407)	9	(6)	(181)	11	(583)
Other changes	–	–	–	–	–	–	–
Net (assets) liabilities at 31 Dec 2023 / 1 Jan 2024	(21)	(1,389)	9	25	6	(20)	(1,390)
Insurance service result	5	279	8	12	(11)	13	306
Net finance (income) expenses from reinsurance contracts
Accretion of interest on GMM contracts	(1)	(79)	–	1	(32)	(5)	(116)
Other net finance (income) expense	1	472	(1)	–	(23)	(6)	443
	–	393	(1)	1	(55)	(11)	327
Total amount recognised in income statement	5	672	7	13	(66)	2	633
Effect of movements in exchange rates	2	(11)	(1)	1	18	1	10
Total amount recognised in comprehensive income	7	661	6	14	(48)	3	643
Total cash flows	(8)	(1,314)	–	(22)	(875)	(29)	(2,248)
Other changes	–	–	–	–	–	(3)	(3)
Net (assets) liabilities at 31 Dec 2024	(22)	(2,042)	15	17	(917)	(49)	(2,998)

(d)	Contractual service margin

The following tables illustrate when the Group expects to recognise the remaining CSM in profit or loss after the reporting date based on the assumptions and economics in place at the year ends shown. Future new business is excluded.

(i)	Insurance contracts – expected recognition of the CSM

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,092	214	2,306
After 1 year to 2 years	1,863	181	2,044
After 2 years to 3 years	1,666	156	1,822
After 3 years to 4 years	1,495	136	1,631
After 4 years to 5 years	1,323	119	1,442
After 5 years to 10 years	4,653	436	5,089
After 10 years to 15 years	2,988	278	3,266
After 15 years to 20 years	1,777	187	1,964
After 20 years	2,573	324	2,897
Total insurance CSM	20,430	2,031	22,461

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,041	226	2,267
After 1 year to 2 years	1,780	190	1,970
After 2 years to 3 years	1,586	165	1,751
After 3 years to 4 years	1,412	146	1,558
After 4 years to 5 years	1,283	127	1,410
After 5 years to 10 years	4,604	474	5,078
After 10 years to 15 years	2,924	293	3,217
After 15 years to 20 years	1,781	195	1,976
After 20 years	2,773	352	3,125
Total insurance CSM	20,184	2,168	22,352

(ii)	Reinsurance contracts – expected recognition of the CSM

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(55)	(4)	(59)
After 1 year to 2 years	(48)	2	(46)
After 2 years to 3 years	(45)	2	(43)
After 3 years to 4 years	(40)	2	(38)
After 4 years to 5 years	(37)	1	(36)
After 5 years to 10 years	(125)	5	(120)
After 10 years to 15 years	(64)	2	(62)
After 15 years to 20 years	(36)	1	(35)
After 20 years	(60)	(2)	(62)
Total reinsurance CSM	(510)	9	(501)

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(177)	(2)	(179)
After 1 year to 2 years	(132)	–	(132)
After 2 years to 3 years	(103)	1	(102)
After 3 years to 4 years	(85)	1	(84)
After 4 years to 5 years	(74)	1	(73)
After 5 years to 10 years	(268)	3	(265)
After 10 years to 15 years	(173)	2	(171)
After 15 years to 20 years	(113)	–	(113)
After 20 years	(220)	(1)	(221)
Total reinsurance CSM	(1,345)	5	(1,340)

(e)	Maturity analysis of the future cash flows of insurance and reinsurance contract liabilities

The following table shows the maturity profile of the expected future cash flows on a discounted basis (as included in the BEL) relating to insurance and reinsurance contract liabilities, respectively. The amounts in the table below include the expected amounts payable on demand at a timing of when they are expected to occur over the outstanding duration of the existing business. At 31 December 2024, the amounts payable on demand from insurance contracts, excluding JVs and associates, are $123,724 million (31 December 2023: $117,032 million).

(i)Insurance contract liabilities – expected cash flows (discounted)

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	(2,317)	(178)	(2,495)
After 1 year to 2 years	(910)	439	(471)
After 2 years to 3 years	1,140	943	2,083
After 3 years to 4 years	3,351	683	4,034
After 4 years to 5 years	4,707	772	5,479
After 5 years to 10 years	22,466	2,734	25,200
After 10 years to 15 years	21,715	2,686	24,401
After 15 years to 20 years	18,396	2,159	20,555
After 20 years*	59,394	10,687	70,081
Total expected future cash flows from insurance contract liabilities	127,942	20,925	148,867

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	2,256	(477)	1,779
After 1 year to 2 years	2,262	94	2,356
After 2 years to 3 years	4,269	516	4,785
After 3 years to 4 years	5,272	973	6,245
After 4 years to 5 years	4,436	828	5,264
After 5 years to 10 years	18,726	3,076	21,802
After 10 years to 15 years	16,374	2,703	19,077
After 15 years to 20 years	14,560	2,016	16,576
After 20 years*	51,960	9,829	61,789
Total expected future cash flows from insurance contract liabilities	120,115	19,558	139,673

*Including items that have no stated maturity.

(ii)	Reinsurance contract liabilities – expected cash flows (discounted)

	31 Dec 2024 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	136	11	147
After 1 year to 2 years	68	(1)	67
After 2 years to 3 years	30	(1)	29
After 3 years to 4 years	4	(1)	3
After 4 years to 5 years	4	(1)	3
After 5 years to 10 years	20	(1)	19
After 10 years to 15 years	8	1	9
After 15 years to 20 years	(6)	3	(3)
After 20 years	159	28	187
Total expected future cash flows from reinsurance contract liabilities	423	38	461

	31 Dec 2023 $m
	Total as reported on the		Total including
	consolidated statement of	Group’s share relating to	Group’s share relating to
	financial position	JVs and associates	JVs and associates
1 year or less	820	15	835
After 1 year to 2 years	58	–	58
After 2 years to 3 years	54	–	54
After 3 years to 4 years	26	–	26
After 4 years to 5 years	4	–	4
After 5 years to 10 years	(3)	1	(2)
After 10 years to 15 years	4	2	6
After 15 years to 20 years	5	3	8
After 20 years	214	19	233
Total expected future cash flows from reinsurance contract liabilities	1,182	40	1,222

C3.4  Products and determining contract liabilities

(a)	Approach to transition to IFRS 17

Transition refers to the determination of the opening balance sheet for the first year of comparative information presented under IFRS 17 (ie at 1 January 2022). The future cash flows and risk adjustment are measured on a current basis in the same manner as they would be calculated for subsequent measurement. The key component of transition is therefore the determination of the CSM.

The standard requires IFRS 17 to be applied retrospectively (the 'Full Retrospective Approach') unless impracticable. If a fully retrospective approach is impracticable there is an option to choose either a Modified Retrospective Approach or a Fair Value Approach. Prudential has adopted the Modified Retrospective Approach for cohorts of business for which expected cash flows at the date of initial recognition are not available but where actual historical cash flows are available. If reasonable and supportable information necessary to apply the modified retrospective approach is not available, the fair value approach must be applied.

The CSM of the groups of insurance contracts transitioned under retrospective approaches (ie full retrospective approach and modified retrospective approach) has been calculated as if the Group had only prepared annual financial statements before the transition date (ie transition CSM has been measured using a year-to-date approach).

Full retrospective approach (FRA)

Under the FRA, each group of insurance contracts has been identified, recognised and measured as if IFRS 17 had always applied. The CSM was calculated at initial recognition of a group of contracts based on the facts and circumstances at that time (ie without use of hindsight). This CSM was then rolled forward to the transition date in line with the requirements of the standard.

Modified retrospective approach (MRA)

The objective of the MRA is to achieve the closest possible outcome to retrospective application using reasonable and supportable information without undue cost and effort. A number of specific modifications are permitted under the MRA. The Group has adopted the following modifications:

–	To use information at the transition date to identify insurance contract groups;
–	To use information at the transition date to assess eligibility for the variable fee approach; and
–	To use information at the transition date to identify discretionary cash flows.

General measurement model (GMM)

Under the MRA for GMM business, the cash flows at the date of initial recognition of a group of insurance contracts have been estimated as the cash flows at the earliest available date (ie the first year when the FRA is practicable, referred to as the 'earlier date'), adjusted by the cash flows that are known to have occurred between these two dates. A number of further specific modifications are permitted. The Group has adopted the following modifications:

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To estimate the risk adjustment at the date of initial recognition as the risk adjustment at the earlier date adjusted by the expected release of risk before that date based on the risk adjustment release pattern for similar contracts;

–	To estimate CSM amortisation in line with run-off of the coverage units; and
–

If there is a loss component at initial recognition, to estimate the amount allocated to the loss component before the transition date using a systematic allocation consistent with the modifications adopted above.

Discount rates at the date of initial recognition were determined using observable market data at that date.

Variable fee approach (VFA)

Under the MRA for VFA business, the CSM at the transition date for a group of insurance contracts has been determined as:

–	The total fair value of the underlying items at that date; minus
–	The fulfilment cash flows at that date; plus or minus
–	An adjustment for:
–	Amounts charged to policyholders before that date;
–	Amounts paid before that date not varying with underlying items;
–	The change in the risk adjustment caused by the release from risk before that date; and minus
–

An estimate of the amounts that would have been recognised in profit or loss for services provided before the transition date by comparing the remaining coverage units at the transition date with the coverage units provided under the group of contracts before the transition date.

In implementing this approach, the amounts charged to policyholders, the amounts paid not varying with underlying items and coverage units have been adjusted for the time value of money.

Fair value approach (FVA)

The insurance contracts of the Group under the FVA generally represent groups of contracts that were written many years ago where suitable historical information required to apply the retrospective transition approaches is no longer practicably available.

Under the FVA, the CSM at the transition date is the difference between the fair value of the insurance contracts, determined in accordance with IFRS 13 Fair Value Measurement, and the fulfilment cash flows at that date.

IFRS 13 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of groups of insurance contracts has therefore been interpreted as the compensation that a market participant would require for taking on the relevant obligation under the contracts.

The fair value has been determined using a cost of capital approach by reference to a quantum of capital required to be held in order to fulfil the contracts and a required return on that capital. Expected cash flows and the required locked-in capital are projected forward over the duration of the groups of contracts and discounted at the required rate of return. These calculations are based on the following key assumptions:

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The expected cash flows reflect the future cost that a market participant would expect to incur in fulfilling the obligations under the contracts. The fair value has been based on the same scope of cash flows as are included in the calculation of the best estimate liability. In particular, the same contract boundaries are assumed in the calculation of the fair value and best estimate liability. However, the measurement of those cash flows need not be the same.

–	The required locked-in capital is the level of capital realistically required for a business to operate in the relevant jurisdiction.
–

The required rate of return is compensation the Group would expect a market participant to require to enter into a transaction to transfer the liability associated with the insurance contracts at the transition date. This return has been determined using the capital asset pricing model, including allowance for both financial risk and uncertainty in non-financial risk.

A number of specific modifications are permitted under the FVA. The Group has adopted the following modifications:

–	To use information at the transition date to identify groups of insurance contracts;
–	To use information at the transition date to assess eligibility for the VFA;
–	To use information at the transition date to identify discretionary cash flows;
–	To use information at the transition date to assess whether a contract meets the definition of an investment contract with DPF; and
–	To group annual cohorts of business.

(b)	Measurement of insurance and reinsurance contracts

Level of aggregation and initial recognition

Insurance contracts are aggregated into groups for measurement purposes. Groups of insurance contracts are determined by identifying portfolios of insurance contracts, each comprising contracts subject to similar risks and managed together, and dividing each portfolio into annual cohorts (ie by year of issue) and each annual cohort into groups based on the profitability of contracts. Portfolios of reinsurance contracts held are assessed for aggregation separately from portfolios of insurance contracts issued.

When determining 'similar risks' the Group does not divide risks within a contract, eg riders sold under a single contract would not be split by risk type. The Group have therefore identified three broad categories of risks referred to as 'dominant' risks, namely, protection, investment and to a less material extent longevity. The requirement 'managed together' is assessed within the geographical boundary of each local business unit. Each ring-fenced fund is considered to be managed separately.

Under IFRS 17 groups of contracts are measured on initial recognition as the total of:

–

Fulfilment cash flows, comprising the best estimate of the present value of future cash flows within the contract boundary that are expected to arise and an explicit risk adjustment for non-financial risk; and

–A CSM that represents the deferral of any day-one gains arising on initial recognition.

Day-one losses, any subsequent losses on onerous contracts and reversal of those losses arising from groups of insurance contracts are recognised directly in the income statement. For groups of reinsurance contracts held, any net gains or losses at initial recognition are recognised as CSM unless the net cost of purchasing reinsurance relates to past events, in which case such net cost is recognised immediately in the income statement.

Separating components

A contract has an investment component if there is an amount (which could be zero) that the contract requires the entity to repay to the policyholder in all circumstances that have commercial substance. The surrender value, net of policy loans (where these exist), is accounted as the investment component of a contract. Participating and non-participating (such as whole-life and endowment) contracts have explicit surrender values. There are a relatively small number of products that do not have a surrender value, and the investment components of these contracts are determined on a case-by-case basis. The non-distinct investment components are excluded from insurance revenue and insurance service expenses.

At initial recognition, the Group is required to separate the following components and account for them as if they were stand-alone contracts.

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Distinct investment components. An investment component is distinct if and only if (a) the insurance and investment components are not highly interrelated and (b) a contract with equivalent terms is, or could be, sold separately in the same market or jurisdiction.

–	Embedded derivatives that do not meet the definition of an insurance contract and whose economic characteristics and risks are not closely related to those of the host contract.
–

Distinct services other than insurance contract services. A service component is distinct if it is not highly interrelated with the insurance component and the entity provides no significant service in integrating the service component with the insurance component.

There are no material instances within the Group where distinct investment components, distinct services or embedded derivatives are separated from insurance contracts.

Asset management services for investments held under an insurance contract are not separated.

Subsequent measurement of CSM

Under IFRS 17 insurance contracts are measured under the GMM, VFA or PAA. The Group predominantly uses the VFA and GMM, depending on the specific characteristics of the insurance contracts. The Group makes very limited use of the PAA for some small portfolios of short duration contracts. Reinsurance contracts held are measured under the GMM.

Approximately 72 per cent of the CSM (including joint ventures and associates and net of reinsurance) at transition (as described above) was calculated under the VFA and relates to the Group’s with-profits and shareholder-backed participating products and unit-linked products with a low proportion of protection riders. The remaining approximately 28 per cent of the CSM at transition was calculated under the GMM and includes the Group’s non-profit protection products and unit-linked products with a high proportion of protection riders.

The CSM of each group of contracts is calculated at each reporting date as follows.

The carrying amount of the CSM of contracts measured under the GMM at each reporting date is the carrying amount at the start of the year, adjusted for: (a) the CSM of any new contracts that are added to the group in the year; (b) interest accreted at locked-in discount rate; (c) changes in fulfilment cash flows arising from operating assumption changes and variances that relate to future services except for those relating to onerous contracts; (d) the effect of currency exchange differences on the CSM; and (e) the amount of CSM recognised in profit or loss in the year based on the coverage units.

The carrying amount of the CSM of contracts measured under the VFA at each reporting date is the carrying amount at the start of the year, adjusted for: (a) the CSM of any new contracts that are added to the group in the year; (b) the change in the amount of the Group’s share of the fair value of the underlying items; (c) changes in fulfilment cash flows arising from both operating and economic assumption changes and variances that relate to future services except for those relating to onerous contracts; (d) the effect of currency exchange differences on the CSM; and (e) the amount of CSM recognised in profit or loss in the year based on the coverage units.

The table below provides a description of the material features of each of the key products written by the Group, together with the measurement model used to determine their contract liabilities under IFRS 17.

Contract type	Description and material features	Measurement model
With-profits contracts (written in Hong Kong, Singapore and Malaysia)

Provides savings and/or protection where the basic sum assured can be enhanced by a profit share (or bonus) from the underlying fund as determined at the discretion of the local business unit.

With-profits products often offer a guaranteed maturity or surrender value. Declared regular bonuses are guaranteed once vested. Future bonus rates and cash dividends are not guaranteed. Market value adjustments and surrender penalties are used for certain products where the law permits such adjustments. Guarantees are predominantly supported by the segregated funds and their estates.

Additional health and protection benefits can be provided through riders (which are not separated from the base with-profits contracts).

All with-profits contracts of the Group written in Hong Kong, Singapore and Malaysia are measured using the VFA model.

The shareholders’ share of the excess of the assets of the with-profits funds over policyholder liabilities is recognised within shareholders’ equity.

Other participating contracts	Similar to the with-profits contracts, other participating contracts include savings and/or protection elements, with policyholders and shareholders sharing in the returns of the underlying funds.

Other participating contracts of the Group are measured under the VFA model except for the contracts without distinct segregated funds written by the Group’s life joint venture in Mainland China, where the GMM approach is applied.

Unit-linked contracts

Combines savings with health and protection riders (which, under IFRS 17, are not separated from the base contract). The cash value of the policy primarily depends on the value of the underlying unitised funds.

Unit-linked contracts are measured either under the VFA or the GMM depending on the relative size of the savings and protection benefits of the contract. The larger the protection component the more likely the contract is required to be measured under the GMM.

Health and protection – Shareholder- backed participating critical illness contracts

Shareholder-backed participating critical illness contracts are written by the Group’s Hong Kong business. These products combine critical illness and death benefits with a savings element. These are whole life products and have regular premium payments with a limited payment term.

Shareholder-backed participating critical illness contracts are measured under the VFA.
Health and protection – Other

In addition to supplementary heath and protection contract products attached to with-profits and unit-linked contracts described above, the Group also offers stand-alone health and protection products.

These are non-participating contracts that provide mortality and/or morbidity benefits including health, disability, critical illness and accident coverage.

Stand-alone non-par health and protection (excluding shareholder-backed participating critical illness) contracts are measured under the GMM.
Non-participating term, whole life and endowment assurance contracts

Non-participating savings and/or protection where the benefits are guaranteed, determined by a set of defined market-related parameters, or determined at the discretion of the local business unit. These products often offer a guaranteed maturity and/or surrender value. It is common in Asia for regulations or market-driven demand and competition to provide some form of capital value protection and minimum crediting interest rate guarantees. This is reflected within the guaranteed maturity and surrender values. Guarantees are supported by shareholders.

These contracts are measured under the GMM.

The fair value of underlying items of the Group’s direct participating contracts at 31 December 2024, excluding the Group’s share of the amounts that relate to life JVs and associates, is $133,641 million (31 December 2023: $127,570 million). The Group’s direct participating contracts are the contracts that are measured under the VFA model and as discussed in the table above comprise primarily the Group’s with-profits, unit-linked and shareholder-backed participating critical illness contracts. Those underlying items comprise primarily investments in debt securities, equity securities and holdings in collective investment schemes. The underlying items also include the related reinsurance assets and the policyholders’ interest in the excess net assets of relevant participating funds.

(c)    Reinsurance contracts held

The Group cedes certain business to other insurance companies. Although the ceding of insurance does not relieve the Group from its liability to its policyholders, the Group participates in such agreements largely for the purpose of managing its loss exposure. The Group evaluates the financial condition of its reinsurers and monitors concentration of credit risk from similar geographic regions, activities or economic characteristics of the reinsurers to minimise its exposure from reinsurer insolvencies. 99 per cent (31 December 2023: 98 per cent) of the Group’s reinsurance contract BEL that are assets, excluding the Group’s share of the balances held by life joint ventures and associates, are held with reinsurers with a rating of A- and above by Standard & Poor’s or other external rating agencies by reference to the reinsurance BEL.

The reinsurance contracts held primarily relate to business written in Hong Kong and Singapore. The Group cedes insurance and investment risk to limit exposure to underwriting losses and investment performance volatility under various agreements that cover individual risks, group risks or defined blocks of business, on a co-insurance, surplus, quota share or catastrophe excess of loss basis. The amount of each risk retained depends on the evaluation of the specific risk, subject to certain circumstances, to internally set maximum limits based on characteristics of coverage.

As required by IFRS 17, all reinsurance contracts held by the Group are measured using the GMM.

A group of reinsurance contracts held is recognised on the following date:

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Reinsurance contracts held by the Group that provide proportionate coverage: The later of the start date of the coverage period and the date on which any underlying insurance contract is initially recognised. This applies to the Group’s quota share reinsurance contracts.

–

Other (non-proportionate) reinsurance contracts held by the Group: The earlier of beginning of the coverage period of the group of reinsurance contracts or the recognition date of an underlying onerous group of insurance contracts issued.

–	Reinsurance contracts held acquired via a business acquisition/ combination: The date of the business acquisition/ combination.

On initial recognition, the CSM of a group of reinsurance contracts held represents a net cost or net gain on purchasing reinsurance. It is measured as the equal and opposite amount of the total of (a) the fulfilment cash flows, (b) any amount arising from the derecognition of any assets or liabilities previously recognised for cash flows related to the group, (c) any cash flows arising at that date, and (d) any income recognised in profit or loss because of onerous underlying contracts recognised at that date. However, if the net cost of purchasing reinsurance relates to past events, the Group recognises the net cost immediately in profit or loss.

The carrying amount at the end of each reporting period of a group of reinsurance contracts held is measured in the same way as the underlying insurance contracts under GMM. Reinsurance contracts held are subject to the same modification requirements as insurance contracts.